Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of property and equipment, net
	As of June 30,
	2015	2016
	RMB	RMB
Electronic equipment	80,231	91,400
Furniture and office equipment	13,142	14,832
Leasehold improvements	30,141	36,346
Motor vehicles	1,434	1,097
Less: accumulated depreciation	(75,242)	(92,836)
Net book value	49,706	50,839